Consolidated Statement of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
CASH FLOW FROM OPERATING ACTIVITIES:
Net income (loss)	$ (6,098,944)	$ (5,981,082)
Depreciation	3,643	61,724
Compensation paid through issuance of Common Stock	3,476,559	2,786,931
Amortization of loan discount	1,262,109	708,975
Adjustments to reconcile net loss to cash (used in) operating activities:
Accounts Receivable	75,334	54,938
Prepaid Expenses	(8,010)	254,160
Inventory	(4,145)	124,137
Inventory Deposits	141,164	(49,524)
Accounts Payable and Accrued Expense	304,445	65,102
Net Cash (Used in) Operating Activities	(847,845)	(1,974,639)
CASH FLOW FROM INVESTING ACTIVITIES:
Property and equipment purchased
Net Cash (Used in) Investing Activities
CASH FLOW FROM FINANCING ACTIVITIES:
Proceeds from sale of common and preferred stock	772,505
Proceeds (repayments) of loans – officer - related party	35,548	51,083
Proceeds of working capital loan	2,244,100	2,869,171
Repayment of loans – nonrelated party	(2,247,600)	(1,016,372)
Net Cash Provided by Financing Activities	804,553	1,903,882
CHANGE IN CASH	(43,292)	(70,757)
CASH AT BEGINNING OF PERIOD	60,899	131,656
CASH AT END OF PERIOD	17,607	60,899
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Interest	214,798	168,834
Income taxes
Non-cash investing and financing activities:
Conversion of Debt to Equity	$ 2,691,940